CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($) $ in Thousands	Total	Common Stock	Additional Paid-In Capital	Retained Earnings	Total Navios Logistics' Stockholders' Equity
Balance, value at Dec. 31, 2015	$ 336,013	$ 20	$ 303,441	$ 32,552	$ 336,013
Balance, units at Dec. 31, 2015		20,000
Net income	10,157			10,157	10,157
Balance, value at Dec. 31, 2016	346,170	$ 20	303,441	42,709	346,170
Balance, units at Dec. 31, 2016		20,000
Net income	3,105			3,105	3,105
Dividends	(70,000)		(70,000)		(70,000)
Balance, value at Dec. 31, 2017	279,275	$ 20	233,441	45,814	279,275
Balance, units at Dec. 31, 2017		20,000
Net income	6,862			6,862	6,862
Balance, value at Dec. 31, 2018	$ 286,137	$ 20	$ 233,441	$ 52,676	$ 286,137
Balance, units at Dec. 31, 2018		20,000